Fair value of financial assets and liabilities (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Fair value of financial assets and liabilities
Financial Assets Measured At Fair Value Through Profit Or Loss		R$ 43,711,800		R$ 0	R$ 0
Debt instruments		3,171,746		0	0
Equity instruments		40,540,054		0	0
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading		68,852,314		0	0
Debt instruments		50,066,469		0	0
Equity instruments		766,333		0	0
Derivatives		18,019,512		0	0
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss		917,477		0	0
Loans and advances to customers		619,180		0	0
Equity instruments		298,297		0	0
Financial Assets Measured At Fair Value Through Other Comprehensive Income		85,436,677		0	0
Debt instruments		85,395,691		0	0
Equity instruments		40,986		0	0
Financial assets held for trading				52,439,576	84,873,663
Debt instruments		0		34,879,681	59,994,946
Equity instruments		0		489,770	398,461
Derivatives		0		17,070,125	24,480,256
Financial assets designated at fair value through profit or loss		0		1,692,057	1,711,204
Debt instruments		0		1,658,689	1,668,749
Equity instruments		0		33,368	42,455
Financial assets - available-for-sale		0		85,823,384	57,815,045
Debt instruments		0		84,716,747	55,829,572
Equity instruments		0		1,106,637	1,985,473
Hedging derivatives (assets)		343,934		192,763	222,717
Financial Liabilities Measured At Fair Value Through Profit Or Loss		50,938,992		0	0
Derivatives		18,243,315		0	0
Short positions		32,695,677		0	0
Financial liabilities held for trading		0		49,322,546	51,619,869
Derivatives		0		16,514,154	19,925,600
Short positions		0		32,808,392	31,694,269
Hedging derivatives (liabilities)		223,520		163,332	311,015
Level 1
Fair value of financial assets and liabilities
Financial Assets Measured At Fair Value Through Profit Or Loss	[1]	2,660,859
Debt instruments	[1]	2,660,859
Equity instruments	[1]	0
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	[1]	49,855,112
Debt instruments	[1]	49,094,924
Equity instruments	[1]	757,843
Derivatives	[1]	2,345
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	[1]	142,732
Loans and advances to customers	[1]	0
Equity instruments	[1]	142,732
Financial Assets Measured At Fair Value Through Other Comprehensive Income	[1]	83,283,924
Debt instruments	[1]	83,253,117
Equity instruments	[1]	30,807
Financial assets held for trading				34,380,542	59,410,908
Debt instruments				33,891,360	59,034,363
Equity instruments				489,182	376,545
Derivatives				0	0
Financial assets designated at fair value through profit or loss				1,593,951	1,597,660
Debt instruments				1,593,951	1,592,714
Equity instruments				0	4,946
Financial assets - available-for-sale				79,301,016	51,160,044
Debt instruments				78,335,629	50,172,609
Equity instruments				965,387	987,435
Hedging derivatives (assets)		0	[1]	0	0
Financial Liabilities Measured At Fair Value Through Profit Or Loss	[1]	32,697,510
Derivatives	[1]	1,833
Short positions	[1]	32,695,677
Financial liabilities held for trading				32,808,392	31,694,269
Derivatives				0	0
Short positions				32,808,392	31,694,269
Hedging derivatives (liabilities)		0	[1]	0	0
Level 2
Fair value of financial assets and liabilities
Financial Assets Measured At Fair Value Through Profit Or Loss		40,540,054
Debt instruments		0
Equity instruments		40,540,054
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading		17,626,932
Debt instruments		432,910
Equity instruments		8,490
Derivatives		17,185,532
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss		619,798
Loans and advances to customers		619,180
Equity instruments		618
Financial Assets Measured At Fair Value Through Other Comprehensive Income		1,442,797
Debt instruments		1,442,797
Equity instruments		0
Financial assets held for trading				18,059,034	25,462,755
Debt instruments				988,321	960,583
Equity instruments				588	21,916
Derivatives				17,070,125	24,480,256
Financial assets designated at fair value through profit or loss				64,738	76,035
Debt instruments				64,738	76,035
Equity instruments				0	0
Financial assets - available-for-sale				6,382,225	5,703,389
Debt instruments				6,381,118	5,656,963
Equity instruments				1,107	46,426
Hedging derivatives (assets)		343,934		192,763	222,717
Financial Liabilities Measured At Fair Value Through Profit Or Loss		17,600,024
Derivatives		17,600,024
Short positions		0
Financial liabilities held for trading				16,514,154	19,925,600
Derivatives				16,514,154	19,925,600
Short positions				0	0
Hedging derivatives (liabilities)		223,520		163,332	311,015
Level 3
Fair value of financial assets and liabilities
Financial Assets Measured At Fair Value Through Profit Or Loss		510,887
Debt instruments		510,887
Equity instruments		0
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading		1,370,270
Debt instruments		538,635
Equity instruments		0
Derivatives		831,635
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss		154,947
Loans and advances to customers		0
Equity instruments		154,947
Financial Assets Measured At Fair Value Through Other Comprehensive Income		709,956
Debt instruments		699,777
Equity instruments		10,179
Financial assets held for trading				0	0
Debt instruments				0	0
Equity instruments				0	0
Derivatives				0	0
Financial assets designated at fair value through profit or loss				33,368	37,509
Debt instruments				0	0
Equity instruments				33,368	37,509
Financial assets - available-for-sale				140,143	951,612
Debt instruments				0	0
Equity instruments				140,143	951,612
Hedging derivatives (assets)		0		0	0
Financial Liabilities Measured At Fair Value Through Profit Or Loss		641,458
Derivatives		641,458
Short positions		0
Financial liabilities held for trading				0	0
Derivatives				0	0
Short positions				0	0
Hedging derivatives (liabilities)		R$ 0		R$ 0	R$ 0

[1]	There was no transfer between levels 1 and 2.